Short-Term Investment (Tables)	12 Months Ended
Dec. 31, 2018
Short-term Investments [Abstract]
Schedule of short-term investment
	As of December 31,
	2018	2017
Short-term investment
Available-for-sale investment	$461,115	$719,855
Less: Redemption	(461,115)	(258,740)
Total short-term investments	$-	$461,115